Note 45 (Tables)	6 Months Ended
Jun. 30, 2023
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration for non executive directors [Table Text Block]
The remuneration of non-executive directors corresponding to the first half of 2023 and 2022 is shown below, individualized and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									June 2023	June 2022
José Miguel Andrés Torrecillas	64	83	50	—	—	58	—	25	280	263
Jaime Caruana Lacorte	64	83	66	53	—	—	—	—	267	284
Sonia Dulá (3)	43	—	11	18	—	—	—	—	72	—
Raúl Galamba de Oliveira	64	—	—	71	—	8	21	40	205	153
Belén Garijo López	64	28	22	—	54	23	—	—	191	174
Connie Hedegaard Koksbang	64	—	11	—	—	—	—	—	75	43
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
José Maldonado Ramos	64	83	—	—	—	23	—	—	171	171
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Juan Pi Llorens	64	—	—	89	—	23	21	—	198	243
Ana Revenga Shanklin	64	—	—	53	7	—	21	—	146	125
Susana Rodríguez Vidarte (4)	32	42	—	27	—	12	—	—	112	224
Carlos Salazar Lomelín	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total	847	320	226	312	146	146	86	65	2,149	2,111
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was modified on April 26, 2023 with effects as from May 1, 2023.
In addition, Carlos Salazar Lomelín received, in the first half of 2023 and 2022, a total of €58 thousand and €54 thousand, respectively, in attendance fees for his membership of the management body of BBVA México, S.A. and Grupo Financiero BBVA México, S.A. de C.V., and of strategy forum of BBVA México.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed at the General Meeting held on March 17, 2023. Remuneration received based on the date of acceptance of the position.
(4) Director who left office on March 17, 2023. Remuneration pertaining to her effective term of office in 2023.

Remuneration system with deferred delivery of shares of non executive directors [Table Text Block]
During the first half of 2023 and 2022, the following theoretical shares were allocated to the non-executive directors under the remuneration system with deferred delivery of shares, equivalent to 20% of the total annual fixed cash allowance received by each of them in financial years 2022 and 2021, respectively. These shares will be delivered to each beneficiary, where applicable, after they leave their positions as directors for any reason other than serious dereliction of their duties.

	June 2023		June 2022
	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	16,023	134,048	19,253	118,025
Jaime Caruana Lacorte	17,255	94,960	20,733	77,705
Sonia Dulá (2)	0	0	0	0
Raúl Galamba de Oliveira	10,091	29,768	10,177	19,677
Belén Garijo López	10,603	101,192	12,741	90,589
Connie Hedegaard Koksbang (3)	3,263	3,263	0	0
Lourdes Máiz Carro	7,237	71,593	8,696	64,356
José Maldonado Ramos	10,397	146,874	12,493	136,477
Ana Peralta Moreno	7,237	42,329	8,696	35,092
Juan Pi Llorens	13,943	148,542	18,703	134,599
Ana Revenga Shanklin	8,035	24,214	8,611	16,179
Susana Rodríguez Vidarte (4)	13,648	0	16,400	177,775
Carlos Salazar Lomelín	5,218	17,130	6,270	11,912
Jan Verplancke	6,521	35,772	7,835	29,251
Total	129,471	849,685	150,608	911,637
(1) The number of theoretical shares allocated has been calculated based on the average of the closing prices of the BBVA share during the 60 trading sessions prior to the General Meetings of March 17, 2023 and March 18, 2022, which was €6.58 and €5.47 per share, respectively.
(2) Director appointed at the General Meeting held on March 17, 2023; therefore, no theoretical shares will be allocated to her until 2024.
(3) Director appointed at the General Meeting held on March 18, 2022; therefore the allocation of theoretical shares was made for the first time in 2023.
(4) Director who left office on March 17, 2023. Under the system, she received a total of 191,423 BBVA shares following her departure, equivalent to the total number of theoretical shares accumulated up to that date.

Fixed remuneration of executive directors [Table Text Block]
The remuneration of executive directors corresponding to the first half of 2023 an of 2022 is shown below, individualized and by remuneration item:

Annual Fixed Remuneration (thousands of Euros)
	June 2023	June 2022
Chair	1,462	1,462
Chief Executive Officer	1,090	1,090
Total	2,551	2,551

Pension commitments with executive directors [Table Text Block]
Pension commitments with executive directors

Executive directors (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2023	June 2022	June 2023	June 2022	June 2023	June 2022
Chair	239	232	161	237	23,691	22,973
Chief Executive Officer	—	—	115	143	—	—
Total	239	232	276	379	23,691	22,973
(1) Contributions registered to meet pension commitments with executive directors in the proportional part for the first half of 2023 and 2022. In the case of the Chair, these contributions correspond to the sum of the annual retirement pension contribution and the adjustment made to the part qualifying as “discretionary pension benefits” for financial years 2022 and 2021, the contribution of which was to be made in 2023 and 2022, respectively, and to the premiums for death and disability in the portion corresponding to the first half of each financial year. In the case of the Chief Executive Officer, the contributions registered correspond solely to the insurance premiums paid by the Bank corresponding to the first half of each financial year to cover the contingencies of death and disability, as in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

Fixed remuneration of senior management [Table Text Block]
The remuneration of all members of Senior Management, excluding executive directors, corresponding to the first half of 2023 and 2022 (16 members qualifying as such at June 30, 2023 and June 30, 2022) is as follows by remuneration item:

Fixed remuneration (thousands of Euros)
	June 2023	June 2022
Senior Management Total	9,421	8,966

Pension commitments with senior management [Table Text Block]
Pension commitments with members of Senior Management

Senior Management (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2023	June 2022	June 2023	June 2022	June 2023	June 2022
Senior Management Total	2,048	1,875	625	730	33,182	28,076
(1) Contributions registered to meet pension commitments with all members of Senior Management, excluding executive directors, in the proportional part for the first half of 2023 and 2022, equivalent to the sum of the annual retirement pension contributions and the adjustments made to the part qualifying as “discretionary pension benefits” for financial years 2022 and 2021, the contribution to which was to be made in 2023 and 2022, respectively, and to the insurance premiums paid by the Bank for the contingencies of death and disability in the portion corresponding to the first half of each financial year.